Impact of New Accounting Standards - Summary of Impact of Adopting IFRS 9 on the Equity Attributable to BHP Shareholders (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 01, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of initial application of standards or interpretations [line items]
Equity	$ 55,316		$ 60,670	$ 62,161	$ 62,726
Impact of adopting IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Impairment provision resulting from application of the Expected Credit Loss model	$ (7)	$ (7)
Restated balance [member]
Disclosure of initial application of standards or interpretations [line items]
Equity		$ 60,663	$ 60,663